Formation of Canopy Rivers	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Formation of Canopy Rivers
12.	FORMATION OF CANOPY RIVERS

On May 12, 2017, the Company advanced $20,000 in the form of a convertible debenture to a newly formed subsidiary company, Canopy Rivers. Other investors advanced $953 of seed capital to purchase 19,066,667 Class B common shares, including $503 that was advanced by certain employees of the Company and a consultant, where the Company provided a share purchase loan which was used to pay for the Class B common shares.

On June 16, 2017, Canopy Rivers completed a Class B common share offering for aggregate gross proceeds of $36,899 at which time the convertible debenture including interest of $57 was converted into Class A common shares of Canopy Rivers. This included shares with a value of $668 that were issued in exchange for services. Share issue costs net of the related tax benefit were $1,709. Through these Class A common shares, the Company’s ownership interest in Canopy Rivers was 34.1%, and represented 91.2% of the voting rights. The voting rights allow the Company to direct the relevant activities of Canopy Rivers such that the Company has control over Canopy Rivers and Canopy Rivers is consolidated in these financial statements. The difference between the consideration paid by investors to acquire the non-controlling interests and the net assets acquired of $1,065 has been recorded as a decrease to equity attributable to the parent.

Under the share purchase loan, the Company’s recourse is limited to the shares purchased by the employees and the individual. Accordingly, it is accounted for as a grant of options to acquire 8.7% of Canopy Rivers at $0.05 per Class B common share. The shares treated as options will be considered exercised on the repayment of the loan. The shares purchased by employees and the consultant have been placed in trust and vest in 3 equal tranches over 3 years if the employees remain as employees of the Company and the individual remains as a consultant and the loan is repaid. In certain cases, there are also additional performance targets. The shares were measured at fair value on May 12, 2017 using a Black-Scholes model and will be expensed over their vesting period. Shares issued to non-employees will be remeasured until their performance is complete. Where there are performance conditions in addition to service requirements, the Company has estimated the number of shares it expects to vest and is amortizing the expense over the expected vesting period. For the year ended March 31, 2018, the Company recorded $3,090 in share-based compensation expense related to this arrangement with a corresponding increase to non-controlling interests.

During fiscal 2018 Canopy Rivers granted 3,475,000 options to purchase Class B common shares to employees of the Company and 2,440,000 options to purchase Class B common shares to consultants of the Company. The options have an exercise price of $0.60 per Class B common shares and are exercisable in increments, with one third being exercisable on each of the first, second and third anniversaries from the date of grant. The expiry date of the options ranges from December 4, 2022 to March 26, 2023. The options were measured at fair value at the date of issuance using a Black-Scholes model and will be expensed over their vesting period. Shares issued to non-employees will be remeasured until their performance is complete. For the year ended March 31, 2018, the Company recorded $489 in share-based compensation expense related to this arrangement with a corresponding increase to non-controlling interests.

12.	FORMATION OF CANOPY RIVERS (CONTINUED)

On January 8, 2018 Canopy Rivers completed a non-brokered private placement of 23,636,365 Class B common shares for aggregate proceeds of $26,000 including $5,141 invested by Canopy Growth. Canopy Rivers incurred and paid $738 in issuance costs related to this offering net of the associated tax benefit. Following this round Canopy Growth’s interest and voting rights were reduced to 31.5% and 89.1%, respectively. An amount of $1,047 has been recorded as an increase in the equity attributable to the parent which represents the change in the carrying amount of the non-controlling interest as a result of the difference between the consideration paid and the net assets acquired and the dilution of Canopy’s ownership interest.